                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act File Number   811-2591


                      RIVERSOURCE MONEY MARKET SERIES, INC.
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                   -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:     1/31
                         --------------

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
CASH MANAGEMENT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008


RIVERSOURCE CASH MANAGEMENT FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF
PRINCIPAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      3

Questions & Answers
   with Portfolio Management........      5

Fund Expenses Example...............      8

Portfolio of Investments............     10

Financial Statements................     15

Notes to Financial Statements.......     18

Proxy Voting........................     33

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                   RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008 (UNAUDITED)

FUND OBJECTIVE

RiverSource Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

Commercial Paper                                             73.5%
Floating Rate Notes                                          17.4%
Certificates of Deposit                                       5.9%
U.S. Government Agencies                                      3.2%

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
 X                             HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     IDSXX          10/06/75
Class B                     ACBXX          03/20/95
Class C                     RCCXX          06/26/00
Class I                     RCIXX          03/04/04
Class R5                       --          12/11/06
Class W                     RCWXX          12/01/06
Class Y                     IDYXX          03/20/95
Total net assets                        $5.750 billion
Number of holdings                              150
Weighted average maturity(1)                32 days

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

 2 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                                FUND PERFORMANCE
                  For the six-month period ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Cash Management Fund Class A
  (excluding sales charge)                           +2.32%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in expenses.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           0.70%                        0.69%
Class B                                           1.46%                        1.35%
Class C                                           1.36%                        1.35%
Class I                                           0.38%                        0.38%
Class R5                                          0.44%                        0.44%
Class W                                           0.65%                        0.65%
Class Y                                           0.59%                        0.59%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 0.69% for Class A, 1.35% for Class B, 1.35% for Class C, 0.46% for Class I, 0.51% for Class R5, 0.76% for Class W and 0.64% for Class Y.

--------------------------------------------------------------------------------

                   RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  3

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 10/6/75)          +2.32%     +4.74%   +4.01%    +2.62%     +3.37%     +6.09%
 Class B (inception 3/20/95)          +1.98%     +4.04%   +3.33%    +2.05%     +2.70%     +3.11%
 Class C (inception 6/26/00)          +1.99%     +4.06%   +3.34%    +2.05%       N/A      +2.22%
 Class I (inception 3/4/04)           +2.46%     +5.05%   +4.36%      N/A        N/A      +3.60%
 Class R5 (inception 12/11/06)        +2.45%     +5.03%     N/A       N/A        N/A      +5.01%
 Class W (inception 12/1/06)          +2.30%     +4.71%     N/A       N/A        N/A      +4.70%
 Class Y (inception 3/20/95)          +2.36%     +4.82%   +4.13%    +2.74%     +3.44%     +3.86%
WITH SALES CHARGE
 Class B (inception 3/20/95)          -3.02%     -0.96%   +2.06%    +1.68%     +2.70%     +3.11%
 Class C (inception 6/26/00)          +0.99%     +3.06%   +3.34%    +2.05%       N/A      +2.22%

AT DEC. 31, 2007
                                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 10/6/75)          +2.38%     +4.80%   +3.94%    +2.56%     +3.39%     +6.09%
 Class B (inception 3/20/95)          +2.04%     +4.10%   +3.25%    +1.99%     +2.71%     +3.10%
 Class C (inception 6/26/00)          +2.04%     +4.11%   +3.26%    +1.99%       N/A      +2.20%
 Class I (inception 3/4/04)           +2.53%     +5.11%   +4.29%      N/A        N/A      +3.58%
 Class R5 (inception 12/11/06)        +2.52%     +5.10%     N/A       N/A        N/A      +5.05%
 Class W (inception 12/1/06)          +2.37%     +4.78%     N/A       N/A        N/A      +4.74%
 Class Y (inception 3/20/95)          +2.42%     +4.89%   +4.06%    +2.68%     +3.46%     +3.85%
WITH SALES CHARGE
 Class B (inception 3/20/95)          -2.96%     -0.90%   +1.99%    +1.62%     +2.71%     +3.10%
 Class C (inception 6/26/00)          +1.04%     +3.11%   +3.26%    +1.99%       N/A      +2.20%

Sales charges do not apply to Class A, Class I, Class R5, Class W and Class Y shares. Class B share performance reflects a contingent deferred sales charge
(CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class I, Class R5 and Class Y are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

 4 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below is the discussion of RiverSource Cash Management Fund's results and strategy for the six months ended Jan. 31, 2008.

Q: How did RiverSource Cash Management Fund perform for the semiannual period?

A: RiverSource Cash Management Fund's Class A shares returned 2.32% for the semiannual period. The Fund's annualized simple yield was 3.87% and its annualized compound yield was 3.93% for the seven-day period ended Jan. 31, 2008.* The Fund serves as a conservative, shorter-term investment choice for individuals seeking current income.

Q: What factors most significantly affected the Fund's performance?

A: Changing expectations of future Federal Reserve Board (Fed) policy and of the strength or weakness of economic growth had the greatest effect on the Fund's results. The Fed held interest rates steady through its Aug. 7, 2007, meeting. Despite an ongoing correction in the housing market, the Fed stated that the economy seemed likely to expand at a moderate pace, and it maintained its bias toward inflation risk. Toward the end of July, however, tightening credit conditions following turbulence in the subprime mortgage market began to shake up the financial markets. Turmoil in the credit markets and fears regarding liquidity heightened, leading to a dislocation in short-term investment markets. The yield differential between commercial paper and LIBOR** widened dramatically. The Fund's net assets continued to be predominantly invested in first-tier securities, those money market instruments in the highest rating category, during the semiannual period.

* The 7-day yields shown reflect more closely the earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.
** London Interbank Offered Rates (LIBOR) are floating interest rates that are widely used as reference rates in bank, corporate and government lending agreements.
--------------------------------------------------------------------------------

                   RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  5

QUESTIONS & ANSWERS

   As investor fears rippled around the world, central banks were prompted globally to strengthen liquidity. Included among these was the Fed, which cut the targeted federal funds rate five times from mid-September through the end of the period by a total of 225 basis points (a basis point is one-hundredth of one percentage point). The targeted federal funds rate stood at 3.00% at the end of January 2008. Following the downward path of the targeted federal funds rate, taxable money market yields moved lower. For the semiannual period as a whole, we believe the Fund was positioned appropriately to take advantage of the prevailing interest rate environment.

   CHANGING EXPECTATIONS OF FUTURE FEDERAL RESERVE BOARD (FED) POLICY AND OF THE STRENGTH OR WEAKNESS OF ECONOMIC GROWTH HAD THE GREATEST EFFECT ON THE FUND'S RESULTS.


Q: What changes did you make to the Fund during the period?

A: As credit concerns entered the market over the summer of 2007, we shortened the Fund's average weighted maturity to enhance its liquidity profile. We carried out this strategy by opportunistically buying floating rate issues, which are reset in line with changes in market interest rates. In so doing, we were able to capture elevated LIBOR rates then available. The Fund's average weighted maturity was 32 days on Jan. 31, 2008, compared to 64 days six months earlier. Overall, this shortening of the Fund's weighted average maturity as market conditions shifted helped the Fund's results.

   As always, we attempted to maximize the Fund's yield without taking unnecessary risks. We continued to invest in high quality securities.

--------------------------------------------------------------------------------

 6 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q: What is the Fund's tactical view and strategy for the months ahead?

A: Factors the Fed must consider over the coming months include inflation, continued housing market inactivity and a weaker U.S. dollar. We believe that continued aggressive Fed easing currently priced into the market is overdone, and intend to keep the Fund's average weighted maturity within the 30- to 40-day range for the near term. We anticipate better opportunities to lock in higher yields going forward. We will, of course, continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, striving to strategically adjust our portfolio positioning accordingly, and intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                   RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 8 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO
 CLASS A
   Actual(b)                    $1,000         $1,023.20         $3.31            .65%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.93         $3.31            .65%
 CLASS B
   Actual(b)                    $1,000         $1,019.80         $6.67           1.31%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.60         $6.67           1.31%
 CLASS C
   Actual(b)                    $1,000         $1,019.90         $6.62           1.30%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.65         $6.61           1.30%
 CLASS I
   Actual(b)                    $1,000         $1,024.60         $1.89            .37%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,023.34         $1.89            .37%
 CLASS R5
   Actual(b)                    $1,000         $1,024.50         $2.04            .40%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,023.19         $2.04            .40%
 CLASS W
   Actual(b)                    $1,000         $1,023.00         $3.37            .66%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.88         $3.36            .66%
 CLASS Y
   Actual(b)                    $1,000         $1,023.60         $2.91            .57%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,022.33         $2.91            .57%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: +2.32% for Class A, +1.98% for Class B, +1.99% for Class C, +2.46% for Class I, +2.45% for Class R5, +2.30% for Class W and +2.36% for Class Y.

--------------------------------------------------------------------------------

                   RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS
JAN. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

U.S. GOVERNMENT AGENCIES (3.2%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
Federal Home Loan Bank Disc Nts
  02-01-08                           4.04%       $92,800,000             $92,800,000
  04-02-08                           3.84         30,900,000              30,699,657
Federal Home Loan Mtge Disc Nts
  03-24-08                           2.95         38,700,000              38,535,095
Federal Natl Mtge Assn Disc Nts
  04-16-08                           3.66         20,000,000              19,848,750
------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $181,883,502)                                                    $181,883,502
------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (5.8%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
Bank of Montreal Chicago Branch
  04-21-08                           3.90%       $63,000,000(b)          $63,000,000
Barclays Bank
  02-27-08                           5.13         40,000,000              40,000,000
  03-17-08                           4.04         32,000,000(b)           31,999,465
  06-16-08                           4.28         40,000,000(b)           40,000,000
Credit Suisse NY
  02-26-08                           5.00         73,000,000(b)           73,000,000
Natixis
  03-31-08                           5.40         50,000,000(b)           50,000,000
  04-02-08                           5.40         36,500,000(b)           36,498,828
------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $334,498,293)                                                    $334,498,293
------------------------------------------------------------------------------------

FLOATING RATE NOTES (17.1%)(B)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
Bank of Ireland
  09-12-08                           4.86%       $50,000,000             $50,000,000
Bank of New York
  10-10-08                           4.29         40,000,000              40,000,000

FLOATING RATE NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
Bear Stearns Companies
  08-15-08                           4.30%       $25,000,000             $25,000,000
  08-28-08                           3.35         30,000,000              30,000,000
Cullinan Finance
  03-28-08                           4.80         37,000,000(d)           36,999,146
  04-28-08                           3.20         31,000,000(d)           30,998,898
DEPFA Bank
  07-15-08                           5.00         50,000,000              49,999,454
General Electric Capital
  02-23-09                           3.79         10,000,000              10,000,000
Goldman Sachs Group
  09-12-08                           4.31         25,000,000              25,000,000
HSBC Finance
  09-24-08                           3.82         25,000,000              25,000,000
Irish Life & Permanent
  08-20-08                           3.92         35,000,000              34,999,032
Lehman Brothers Holdings
  09-26-08                           4.88         40,000,000              40,000,000
Lloyds TSB Group
  10-06-08                           5.11         40,000,000              40,000,000
Merrill Lynch & Co
  08-15-08                           4.13         35,000,000              34,979,557
  08-22-08                           3.92         48,000,000              48,000,000
  09-12-08                           4.38         30,000,000              30,000,000
  11-17-08                           4.13         40,000,000              40,000,000
Metlife Global Funding I
  09-24-08                           3.92         30,000,000              30,000,000
Morgan Stanley
  02-06-08                           4.59         61,000,000              61,000,000
Natixis
  08-14-08                           4.26         27,000,000              27,000,000
  09-08-08                           4.90         30,000,000              30,000,000
Northern Rock
  07-08-08                           5.24         59,300,000              59,300,000
  08-01-08                           4.61         15,000,000              15,000,000
Skandinaviska Enskilda Banken
  08-22-08                           4.85         43,000,000              43,000,000
  09-08-08                           4.44         20,000,000              20,000,000
  09-17-08                           4.01         30,000,000              30,000,000

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 10 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

FLOATING RATE NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
Wells Fargo Bank
  03-03-09                           4.65%       $20,000,000             $20,000,000
Westpac Banking
  07-11-08                           5.20         59,300,000              59,300,000
------------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $985,576,087)                                                    $985,576,087
------------------------------------------------------------------------------------

COMMERCIAL PAPER (72.6%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
ASSET-BACKED (23.9%)
Alpine Securitization
  02-01-08                           5.70%       $38,000,000(c)          $38,000,000
  02-05-08                           3.56          2,600,000(c)            2,598,732
  02-13-08                           4.10         40,000,000(c)           39,941,733
  04-23-08                           3.28         27,000,000(c)           26,800,125
Amsterdam Funding
  02-01-08                           5.65         48,000,000(c)           48,000,000
Chariot Funding LLC
  02-07-08                           2.91         33,000,000(c)           32,981,575
CHARTA LLC
  03-19-08                           3.34         34,000,000(c)           33,851,297
  04-29-08                           3.34         43,000,000(c)           42,653,133
Cheyne Finance LLC
  10-18-07                           4.95         23,000,000(d,e)         19,619,000
CIESCO LLC
  02-26-08                           3.37         38,000,000(c)           37,908,958
  02-28-08                           4.22         20,100,000(c)           20,035,178
CRC Funding LLC
  02-14-08                           5.42         40,000,000              39,916,944
Cullinan Finance
  04-25-08                           5.18         40,000,000(d)           40,000,000
Gemini Securitization LLC
  02-04-08                           3.31         25,000,000(c)           24,990,938
  02-06-08                           3.69         20,000,000(c)           19,987,861
Jupiter Securization
  03-07-08                           3.31         33,000,000(c)           32,892,521
K2 (USA) LLC
  04-21-08                           5.13         45,000,000(d)           45,000,000
Kitty Hawk Funding
  02-27-08                           3.23         38,000,000(c)           37,909,433

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
ASSET-BACKED (CONT.)
Old Line Funding LLC
  02-06-08                           3.73%       $15,000,000(c)          $14,990,813
  02-19-08                           3.95          9,600,000(c)            9,580,320
  02-27-08                           4.26         16,000,000(c)           15,949,733
  03-03-08                           3.94         25,000,000(c)           24,913,889
Park Avenue Receivables
  02-04-08                           2.74         60,000,000              59,982,000
  02-25-08                           3.95         39,600,000              39,493,080
Ranger Funding LLC
  02-05-08                           4.59         44,000,000(c)           43,972,378
  02-22-08                           4.07         12,724,000(c)           12,692,826
  02-27-08                           3.28         30,000,000(c)           29,927,417
Sheffield Receivables
  02-11-08                           3.83         30,000,000(c)           29,965,417
  02-20-08                           3.97         29,000,000(c)           28,937,094
  02-21-08                           3.97         44,100,000(c)           43,999,550
  03-12-08                           3.33         40,000,000(c)           39,851,111
Sigma Finance
  04-18-08                           5.13         45,000,000(d)           45,000,000
  04-23-08                           5.17         60,000,000(d)           60,000,001
  06-06-08                           5.19         40,000,000(d)           39,999,311
Thunder Bay Funding LLC
  03-24-08                           4.42         15,000,000(c)           14,904,450
WhistleJacket Capital LLC
  02-25-08                           3.90         35,000,000(d)           35,000,372
  03-20-08                           3.89         40,000,000(d)           39,998,951
Windmill Funding
  02-28-08                           4.41         42,900,000(c)           42,755,213
  03-03-08                           4.39         40,000,000(c)           39,846,722
  03-04-08                           4.20         40,000,000(c)           39,848,533
  03-05-08                           3.98         40,000,000(c)           39,852,233
                                                                     ---------------
Total                                                                  1,374,548,842
------------------------------------------------------------------------------------

BANKING (31.7%)
Abbey National North America LLC
  02-22-08                           3.08         40,000,000              39,925,800
Bank of America
  02-21-08                           4.60         25,400,000              25,332,972
  03-19-08                           4.69         50,000,000              49,693,194
  04-21-08                           3.25         45,000,000              44,678,000
  04-24-08                           3.10         45,000,000              44,680,969
  04-28-08                           3.05         50,000,000              49,634,479

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  11

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
BANKING (CONT.)
Bank of Ireland
  02-12-08                           4.72%       $48,400,000(c)          $48,324,946
  02-19-08                           4.77         40,000,000(c)           39,901,000
Barclays US Funding
  02-07-08                           4.48         38,000,000              37,967,352
  03-17-08                           4.61         50,000,000              49,710,938
Deutsche Bank Financial LLC
  02-25-08                           3.17         43,000,000              42,906,833
ING US Funding LLC
  02-11-08                           3.88         40,000,000              39,953,333
  02-15-08                           4.56         40,000,000              39,925,178
  02-21-08                           4.63         30,000,000              29,920,333
  02-25-08                           3.17         15,000,000              14,967,500
  03-10-08                           4.28         20,600,000              20,506,281
JPMorgan Chase & Co
  02-19-08                           4.65         40,000,000              39,903,400
  03-24-08                           3.10         52,000,000              51,767,156
  04-17-08                           3.73         25,000,000              24,804,722
  04-22-08                           3.23         48,000,000              47,654,400
  05-27-08                           3.05         35,000,000              34,661,667
Nordea North America
  02-05-08                           4.08         42,200,000              42,176,415
  02-07-08                           4.38         40,000,000              39,966,400
  02-15-08                           3.67         24,000,000              23,963,880
  02-20-08                           4.64         40,000,000              39,898,667
  02-25-08                           2.96         45,000,000              44,909,100
Rabobank USA Financial
  02-19-08                           3.66         37,000,000              36,929,700
  02-20-08                           4.52         40,000,000              39,901,094
  02-28-08                           3.10         14,500,000              14,465,635
Skandinaviska Enskilda Banken
  02-08-08                           4.37         19,800,000(c)           19,781,058
Societe Generale North America
  02-04-08                           3.89         40,000,000              39,982,967
  02-07-08                           3.80         45,000,000              44,967,188
  03-18-08                           4.91         40,000,000              39,748,533
  04-04-08                           4.78         40,000,000              39,667,500
Swedbank
  02-08-08                           4.56         43,600,000              43,556,509
  02-11-08                           4.68         48,000,000              47,932,333
  02-13-08                           4.78         44,000,000              43,925,273
  02-14-08                           4.65         42,800,000              42,723,727

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
BANKING (CONT.)
UBS Finance (Delaware) LLC
  02-11-08                           4.21%       $50,000,000             $49,936,667
  04-03-08                           4.49         19,800,000              19,647,573
  04-04-08                           4.39         80,000,000              79,388,899
  04-16-08                           3.80         49,000,000              48,615,656
Wells Fargo Bank
  02-08-08                           3.68         50,000,000              49,959,750
  02-29-08                           3.78         43,800,000              43,668,843
  03-11-08                           2.97         50,000,000              49,838,042
  03-18-08                           3.04         20,000,000              19,922,056
                                                                     ---------------
Total                                                                  1,822,293,918
------------------------------------------------------------------------------------

BROKERAGE (5.0%)
Goldman Sachs Group
  02-01-08                           3.25         80,000,000              80,000,001
  02-04-08                           3.66         44,000,000              43,982,363
Lehman Brothers Holdings
  02-08-08                           2.71         13,300,000              13,292,112
  02-13-08                           2.92         78,500,000              78,418,360
  04-15-08                           5.08         36,000,000              35,627,780
Merrill Lynch & Co
  02-05-08                           2.92         21,000,000              20,991,600
  02-11-08                           3.10         15,300,000              15,285,720
                                                                     ---------------
Total                                                                    287,597,936
------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.8%)
General Electric
  03-14-08                           3.84         46,000,000              45,792,847
------------------------------------------------------------------------------------

LIFE INSURANCE (1.6%)
New York Life Capital
  02-21-08                           2.95         10,063,000(c)           10,045,949
  02-28-08                           2.99         23,000,000(c)           22,947,388
Prudential Funding LLC
  02-12-08                           4.14         29,000,000              28,960,568
  02-29-08                           3.63         30,000,000              29,913,666
                                                                     ---------------
Total                                                                     91,867,571
------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (2.5%)
General Electric Capital
  02-15-08                           4.31         35,400,000              35,337,362

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 12 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
NON CAPTIVE DIVERSIFIED (CONT.)
General Electric Capital Services
  02-28-08                           4.31%       $49,000,000             $48,838,667
  03-07-08                           4.06         38,200,000              38,047,731
  03-27-08                           4.32         20,800,000              20,663,038
                                                                     ---------------
Total                                                                    142,886,798
------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (7.1%)
BNP Paribas Finance
  02-13-08                           4.14         43,000,000              42,936,675
  02-22-08                           4.78         72,000,000              71,793,066
  02-25-08                           4.83         82,000,000              81,729,563

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                   VALUE(A)
OTHER FINANCIAL INSTITUTIONS (CONT.)
Citigroup Funding
  03-06-08                           3.86%       $50,200,000             $50,015,097
  03-13-08                           4.36         43,000,000              42,785,502
  03-14-08                           4.92         40,000,000              39,769,467
  04-04-08                           3.01         40,000,000              39,790,000
  04-11-08                           3.02         40,000,000              39,766,667
                                                                     ---------------
Total                                                                    408,586,037
------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $4,176,954,949)                                                $4,173,573,949
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,678,912,831)(f)                                             $5,675,531,831
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2008, the value of these securities amounted to $1,051,539,524 or 18.3% of net assets.

(d) Denotes investments in structured investment vehicles ("SIVS"). See Note 5 to the financial statements.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities have been valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                                  ACQUISITION
SECURITY                                             DATES               COST
---------------------------------------------------------------------------------
Cheyne Finance LLC
  4.95% Commercial Paper 2007                      04-10-07           $23,000,000

(f) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2008.

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  13

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 14 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value (identified cost
   $5,678,912,831)                                            $5,675,531,831
Cash                                                              23,580,030
Capital shares receivable                                         62,668,903
Accrued interest receivable                                       18,777,133
----------------------------------------------------------------------------
Total assets                                                   5,780,557,897
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                  1,753,750
Capital shares payable                                            28,626,255
Accrued investment management services fee                            43,670
Accrued distribution fee                                              17,381
Accrued transfer agency fee                                           16,344
Accrued administrative services fee                                    7,287
Accrued plan administration services fee                                 136
Other accrued expenses                                               572,046
----------------------------------------------------------------------------
Total liabilities                                                 31,036,869
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock            $5,749,521,028
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                               $   57,526,410
Additional paid-in capital                                     5,695,038,009
Excess of distributions over net investment income                   (10,700)
Accumulated net realized gain (loss)                                 348,309
Unrealized appreciation (depreciation) on investments             (3,381,000)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                              $5,749,521,028
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                           $5,213,050,899
                                            Class B                           $  105,197,921
                                            Class C                           $    7,067,694
                                            Class I                           $   63,172,056
                                            Class R5                          $        4,996
                                            Class W                           $  327,640,099
                                            Class Y                           $   33,387,363
Net asset value per share of outstanding
   capital stock:                           Class A shares    5,215,856,627   $         1.00
                                            Class B shares      105,282,859   $         1.00
                                            Class C shares        7,071,412   $         1.00
                                            Class I shares       63,204,802   $         1.00
                                            Class R5 shares           5,000   $         1.00
                                            Class W shares      327,833,101   $         1.00
                                            Class Y shares       33,387,245   $         1.00
--------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JAN. 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $138,952,309
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 7,569,953
Distribution fee
   Class A                                                         2,474,475
   Class B                                                           325,555
   Class C                                                            18,682
   Class W                                                           113,746
Transfer agency fee
   Class A                                                         4,437,503
   Class B                                                            81,861
   Class C                                                             4,558
   Class R5                                                                2
   Class W                                                           227,492
   Class Y                                                            11,995
Administrative services fee                                        1,263,360
Plan administration services fee -- Class Y                           35,986
Compensation of board members                                         51,615
Custodian fees                                                       235,419
Printing and postage                                                 492,450
Registration fees                                                    181,600
Professional fees                                                     46,168
Other                                                                 71,933
----------------------------------------------------------------------------
Total expenses                                                    17,644,353
   Earnings and bank fee credits on cash balances                   (526,763)
----------------------------------------------------------------------------
Total net expenses                                                17,117,590
----------------------------------------------------------------------------
Investment income (loss) -- net                                  121,834,719
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on net realized gain (loss) on
   security transactions                                             344,237
Net change in unrealized appreciation (depreciation) on
   investments                                                    (3,381,000)
----------------------------------------------------------------------------
Net gain (loss) on investments                                    (3,036,763)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $118,797,956
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 16 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       JAN. 31, 2008       JULY 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                       $   121,834,719     $   204,989,435
Net realized gain (loss) on investments                       344,237               4,073
Net change in unrealized appreciation (depreciation)
   on investments                                          (3,381,000)                 --
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             118,797,956         204,993,508
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (112,571,926)       (195,775,646)
      Class B                                              (1,696,419)         (3,904,861)
      Class C                                                 (97,356)           (112,970)
      Class I                                              (1,347,827)         (2,824,863)
      Class R5                                                   (120)               (156)
      Class W                                              (5,017,859)           (926,030)
      Class Y                                              (1,113,912)         (3,214,417)
-----------------------------------------------------------------------------------------
Total distributions                                      (121,845,419)       (206,758,943)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales
   Class A shares                                       3,595,406,121       6,798,412,383
   Class B shares                                          83,544,837         139,418,982
   Class C shares                                           6,605,548           5,923,860
   Class I shares                                          22,018,782          55,056,992
   Class R5 shares                                                 --          20,831,219
   Class W shares                                         231,008,954               5,000
   Class Y shares                                          22,329,735         140,775,465
Reinvestment of distributions at net asset value
   Class A shares                                         111,355,854         189,464,296
   Class B shares                                           1,634,662           3,701,794
   Class C shares                                              90,965             104,891
   Class I shares                                           1,368,165           2,820,353
   Class W shares                                           5,008,460             839,625
   Class Y shares                                           1,137,894           3,235,937
Payments for redemptions
   Class A shares                                      (3,153,046,678)     (6,016,286,218)
   Class B shares                                         (55,622,392)       (170,355,522)
   Class C shares                                          (3,227,353)         (4,931,190)
   Class I shares                                          (9,423,829)        (71,939,753)
   Class W shares                                         (28,405,666)        (64,180,397)
   Class Y shares                                         (33,592,625)        (21,458,738)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           798,191,434       1,011,438,979
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   795,143,971       1,009,673,544
Net assets at beginning of period                       4,954,377,057       3,944,703,513
-----------------------------------------------------------------------------------------
Net assets at end of period                           $ 5,749,521,028     $ 4,954,377,057
=========================================================================================
Undistributed (excess of distributions over) net
   investment income                                  $       (10,700)    $            --
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Jan. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Cash Management Fund (the Fund) is a series of RiverSource Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. RiverSource Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Y shares.

-  Class A shares have no sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R5 and Class Y shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered to qualifying discretionary accounts.

At Jan. 31, 2008, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 18 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

ILLIQUID SECURITIES

At Jan. 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2008 was $19,619,000 representing 0.34% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  19

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Aug. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. The management fee for the six months ended Jan. 31, 2008 was 0.28% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for six months ended Jan. 31, 2008 was 0.05% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------

 20 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT administrative services to the Fund and the Board. For the six months ended Jan. 31, 2008, other expenses paid to this company were $12,467.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $22.00

-  Class B $23.00

-  Class C $22.50

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 and Class Y shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 0.85% and 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively. At Jan. 31, 2008, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  21

Sales charges received by the Distributor for distributing Fund shares were $164,754 for Class B and $2,197 for Class C for the six months ended Jan. 31, 2008.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses will not exceed 0.69% for Class A, 1.35% for Class B, 1.35% for Class C, 0.46% for Class I, 0.51% for Class R5, 0.76% for Class W and 0.64% for Class Y of the Fund's average daily net assets until July 31, 2008, unless sooner terminated at the discretion of the Board. For the six months ended Jan. 31, 2008, the waiver was not invoked since the Fund's expenses were below the cap amount.

During the six months ended Jan. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $526,763 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $19,471,705,617 and $18,712,835,281, respectively, for the six months ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Jan. 31, 2008.

5. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES AND DOWNGRADED SECURITIES

Structured investment vehicles ("SIVs") have generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset backed

--------------------------------------------------------------------------------

 22 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. As of Jan. 31, 2008, on an aggregate basis, $392.6 million, representing 6.8% of the Fund's total net assets were invested in SIVs. These investments were in the most senior debt issued by these vehicles.

On Aug. 28, 2007, Cheyne Finance breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This led to the appointment of receivers on Sept. 4, 2007. On Oct. 17, 2007, the receivers declared Cheyne Finance to be insolvent. The Fund's holding in Cheyne Finance is in default as of its Nov. 12, 2007 maturity date. The receivers are currently developing a restructuring plan which will likely result in the Fund receiving less than full payment on its investment. Accordingly, this holding has been determined to be illiquid and its value has been reduced through fair valuation procedures from its amortized cost of $23.0 million down to $19.6 million as of Jan. 31, 2008. Subsequent to Jan. 31, 2008, the fair value of the position has been further reduced to $17.4 million based on information available as of March 10, 2008.

On Jan. 18, 2008, $8.0 million matured on one of the Fund's SIV holdings in Sedna Finance, and all interest and principal payments were received by the Fund on a timely basis.

Subsequent to Jan. 31, 2008, Whistlejacket Capital LLC (WJC) breached a financial covenant relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event" on Feb. 11, 2008. This resulted in the appointment of a receiver on Feb. 12, 2008. On Feb. 11, 2008, Management determined WJC to be an illiquid investment. On Feb. 15, 2008, the receivers declared WJC to be insolvent. Of the Fund's two remaining positions in WJC, the Feb. 25, 2008 maturity date ($35 million) is now in default. The other remaining position has a maturity date of March 20, 2008 ($40 million). The receivers are currently developing a restructuring plan which may result in the Fund receiving less than full payment on its investment. Accordingly, based on information available as of March 10, 2008, the fair value of these positions have subsequently been reduced from their amortized cost of $75 million down to $69.8 million.

As of March 10, 2008, with the exception of Cheyne Finance LLC and WhistleJacket Capital LLC, it is still anticipated that the Fund will receive full payment on the other SIV investments, which remain outstanding and had an aggregate value of $298.0 million, representing 5.2% of net assets on Jan. 31, 2008.

As of March 14, 2008, Bear Stearns Companies was downgraded from prime to not prime.

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  23

6. CONCENTRATION OF RISK

CONCENTRATION RISK

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

7. POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a post-October loss of $6,554 at July 31, 2007.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

--------------------------------------------------------------------------------

 24 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  25

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2008(J)           2007           2006           2005           2004
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .05(b)         .04            .02             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.05)          (.04)          (.02)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $5,213         $4,662         $3,692         $3,054         $3,680
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                   .65%(d)        .70%           .83%           .80%           .78%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f)               .65%(d)        .70%           .75%           .80%           .78%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.55%(d)       4.65%          3.75%          1.58%           .35%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           2.32%(h)       4.80%          3.82%(i)       1.63%           .35%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 0.63% for the six months ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 26 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .04(b)         .03            .01             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.04)          (.03)          (.01)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL VALUE
Net assets, end of period (in
 millions)                                 $105            $76           $103           $129           $180
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                  1.31%(d)       1.36%          1.49%          1.45%          1.43%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f)              1.31%(d)       1.36%          1.40%          1.44%          1.07%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.90%(d)       3.98%          3.05%           .91%           .05%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           1.98%(h)       4.11%          3.14%(i)        .98%           .06%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 1.29% for the six months ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  27

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .04(b)         .03            .01             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.04)          (.03)          (.01)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL VALUE
Net assets, end of period (in
 millions)                                   $7             $4             $3             $2             $3
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                  1.30%(d)       1.36%          1.49%          1.45%          1.43%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f)              1.30%(d)       1.36%          1.41%          1.44%          1.07%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.90%(d)       4.00%          3.05%           .91%           .06%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           1.99%(h)       4.12%          3.14%(i)        .98%           .06%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 1.28% for the six months ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 28 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(K)            2007           2006           2005        2004(B)
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(c)         .05(c)         .04            .02             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.05)          (.04)          (.02)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL VALUE
Net assets, end of period (in
 millions)                                  $63            $49            $63            $12             $4
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d)                   .37%(e)        .38%           .42%           .39%           .43%(e)
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 wavier/reimbursement(f),(g)               .37%(e)        .38%           .42%           .39%           .43%(e)
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.82%(e)       4.97%          4.42%          2.21%           .77%(e)
-----------------------------------------------------------------------------------------------------------
Total return(h)                           2.46%(i)       5.14%          4.16%(j)       2.04%          (.30%)(i)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 0.35% for the six months ended Jan. 31, 2008.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(k)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  29

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)         2007(B)
Net asset value, beginning of period      $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .02            .03
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL VALUE
Net assets, end of period (in
 millions)                                  $--            $--
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .40%           .44%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 wavier/reimbursement(e),(f),(g)           .40%           .44%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(e)           4.78%          4.90%
-----------------------------------------------------------------------------------------------------------
Total return(h),(i)                       2.45%          3.20%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  From the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 30 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)         2007(B)
Net asset value, beginning of period      $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)             .02            .03
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL VALUE
Net assets, end of period (in
 millions)                                 $328           $120
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .66%           .65%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 wavier/reimbursement(e),(f),(g)           .66%           .65%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)(e)           4.43%          4.46%
-----------------------------------------------------------------------------------------------------------
Total return(h),(i)                       2.30%          3.13%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  From the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(g) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 0.64% for the six months ended Jan. 31, 2008.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  31

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2008(J)            2007           2006           2005           2004
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .02(b)         .05(b)         .04            .02             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.02)          (.05)          (.04)          (.02)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL VALUE
Net assets, end of period (in
 millions)                                  $33            $44            $84           $140           $209
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c)                   .57%(d)        .59%           .68%           .66%           .65%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(f)               .57%(d)        .59%           .62%           .66%           .65%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.64%(d)       4.75%          3.78%          1.55%           .47%
-----------------------------------------------------------------------------------------------------------
Total return(g)                           2.36%(h)       4.92%          3.95%(i)       1.76%           .48%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d)  Adjusted to an annual basis.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after reduction of earnings and bank fee credits was 0.55% for the six months ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(j)  Six months ended Jan. 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                  RIVERSOURCE CASH MANAGEMENT FUND -- 2008 SEMIANNUAL REPORT  33

     RIVERSOURCE CASH MANAGEMENT FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6322 Y (3/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               RiverSource Money Market Series, Inc.





By /s/   Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By /s/   Patrick T. Bannigan
         -----------------------
         Patrick T. Bannigan
         President and Principal Executive Officer

Date     April 3, 2008




By /s/   Jeffrey P. Fox
         ------------------
         Jeffrey P. Fox
         Treasurer and Principal Financial Officer

Date     April 3, 2008